SCHEDULE OF FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue
Operating expenses
General and administrative expenses	$ 684,895			$ 161,331			$ 2,375,120	$ 285,958	396,434	42,918
Professional fees	532,963			124,800			1,350,749	311,637	438,461	349,031
Total operating expenses	1,217,858			286,131			3,725,869	597,595	834,895	391,949
Operating loss	(1,217,858)			(286,131)			(3,725,869)	(597,595)	$ (834,895)	$ (391,949)
Operating margin									(100.00%)	(100.00%)
Other income (expenses)
Patent infringement income	95,000						108,096
Interest income				3			6	8	$ 13	$ 7
Change in fair value of earnout shares liability	579						1,052,494		18,731,514
Change in fair value of warrants liability	(319,983)						(667,630)		(397,553)
Loss on settlement of debt							(598,324)
Forbearance fee expense									(13,226,926)
Interest expense	(2,817,337)			(29,618)			(3,523,515)	(127,892)	(168,886)	(109,353)
Total other income (expense)	(3,041,741)			(29,615)			(3,628,873)	(127,884)	4,938,162	(109,346)
Income (loss) before income tax expense	(4,259,599)			(315,746)			(7,354,742)	(725,479)	4,103,267	(501,295)
Income tax expense									(200)
Net income (loss)	(4,259,599)	$ (2,787,062)	$ (308,081)	(315,746)	$ (187,037)	$ (222,696)	(7,354,742)	(725,479)	$ 4,103,067	$ (501,295)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue
Operating expenses
General and administrative expenses	684,895			161,331			2,375,120	285,958
Professional fees	532,963			124,800			1,350,749	311,637
Total operating expenses	1,217,858			286,131			3,725,869	597,595
Operating loss	$ (1,217,858)			$ (286,131)			$ (3,725,869)	$ (597,595)
Operating margin	(100.00%)			(100.00%)			(100.00%)	(100.00%)
Other income (expenses)
Patent infringement income	$ 95,000						$ 108,096
Interest income				3			6	8
Change in fair value of earnout shares liability	579						1,052,494
Change in fair value of warrants liability	(319,983)						(667,630)
Loss on settlement of debt							(598,324)
Interest expense	(2,817,337)			(29,618)			(3,523,515)	(127,892)
Total other income (expense)	(3,041,741)			(29,615)			(3,628,873)	(127,884)
Income (loss) before income tax expense	(4,259,599)			(315,746)			(7,354,742)	(725,479)
Income tax expense
Net income (loss)	$ (4,259,599)			$ (315,746)			$ (7,354,742)	$ (725,479)